Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

		Accumulated	Net book
December 31, 2018	Cost	depreciation	value
Land and buildings	$4,765	$1,474	$3,291
Computer equipment and software	7,079	6,043	1,036
Furniture and fixtures	3,553	2,975	578
Machinery and equipment	87,151	33,476	53,675
Leasehold improvements	11,578	6,727	4,851
	$114,126	$50,695	$63,431

		Accumulated	Net book
December 31, 2017	Cost	depreciation	value
Land and buildings	$4,947	$1,412	$3,535
Computer equipment and software	7,742	7,438	304
Furniture and fixtures	5,322	3,585	1,737
Machinery and equipment	90,570	33,007	57,563
Leasehold improvements	14,261	7,596	6,665
	$122,842	$53,038	$69,804